Intangible assets, net - Schedule of intangible assets, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Gross carrying amount
Total of gross carrying amount	¥ 317,251,505		¥ 360,472,409
Less: accumulated amortization
Total of accumulated amortization	(196,557,367)		(253,748,974)
Intangible assets, net	120,694,138	$ 16,999,414	106,723,435
License for Online Transmission of Audio/Video Programs
Gross carrying amount
Total of gross carrying amount	7,988,748		7,988,748
Agency contract rights
Gross carrying amount
Total of gross carrying amount	159,701,258		218,974,843
Less: accumulated amortization
Total of accumulated amortization	(105,730,346)		(179,904,671)
Brand name
Gross carrying amount
Total of gross carrying amount	41,906,429		41,207,663
Less: accumulated amortization
Total of accumulated amortization	(41,906,429)		(17,341,557)
Software
Gross carrying amount
Total of gross carrying amount	24,272,306		21,063,281
Less: accumulated amortization
Total of accumulated amortization	(17,614,761)		(11,184,034)
Platform
Gross carrying amount
Total of gross carrying amount	10,271,184		10,099,917
Less: accumulated amortization
Total of accumulated amortization	(10,271,184)		(8,670,779)
Licensed copyrights of content
Gross carrying amount
Total of gross carrying amount	67,072,231		55,377,358
Less: accumulated amortization
Total of accumulated amortization	(16,451,950)		(32,485,850)
Others
Gross carrying amount
Total of gross carrying amount	6,039,349		5,760,599
Less: accumulated amortization
Total of accumulated amortization	¥ (4,582,697)		¥ (4,162,083)